                 THE KELMOORE STRATEGY(TM) COVERED OPTION FUND





                              [LIGHTBULB GRAPHIC]



                                 ANNUAL REPORT

                               FEBRUARY 29, 2000

Dear Shareholder:

We are pleased to present the first annual report to shareholders of The Kelmoore Strategy(TM) Covered Option Fund (the "Fund"). This report covers the period from the Fund's inception on May 3, 1999 to February 29, 2000.

The Fund's Class C shares returned 5.54% for the period. The Fund's Class A shares were introduced on October 25, 1999, and returned 4.55%+ for the abbreviated period. The Dow Jones Industrial Average(SM)* was down 6.8% for the period while the Lehman Brothers Corporate Bond Intermediate Total Return Index(TM)* was down 1.61% for the same period.

Despite a period of negative returns for both of the Fund's stated benchmarks, the Fund was able to realize gains by continually writing covered options against a forty stock universe of highly capitalized domestic equities. The Fund paid one dollar and seventy-four cents per share in dividends during the period. The dividends consisted of realized short-term gains, and interest and dividends received, net of expenses.

The Fund pays dividends on a monthly basis to shareholders of record on the second-to-last day of the month, with the last day of the month being the ex-dividend date and payable date. Dividends reflect all amounts accrued and unpaid as of the first business day of the month after options expiration day (set by the Options Clearing Corporation).

We are delighted with the growth and performance of the Fund during its first year. The introduction of the Class A shares helped to broaden the appeal of the Fund. The net assets of the Fund grew to better than one hundred forty million dollars during the period. On February 18th, 2000, the Trustees approved a change of name of The Kelmoore Strategy(TM) Covered Option Fund to The Kelmoore Strategy(TM) Fund.

We encourage all shareholders to visit us on the web at www.kelmoore.com. Here you will find the Fund's daily net asset value, performance charts, and a downloadable version of the prospectus.

Sincerely,


/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager

* The Dow Jones Industrial Average(SM) and Lehman Brothers Corporate Bond Intermediate Total Return Index(TM) are unmanaged indexes.
+ Total return calculation does not reflect sales load.

           THE KELMOORE STRATEGY (TM) COVERED OPTION FUND PERFORMANCE
                         PERIOD ENDED FEBRUARY 29, 2000



The graphs below compare the increase in value of a $10,000 investment in the Fund with the performance of the Dow Jones Industrial Average and the Lehman Brothers Corporate Bond Intermediate Total Return Index. The values for the Fund include reinvested dividends. The Class A graph includes the impact of the maximum sales charge placed on purchases.


                                    CLASS C
                                [GRAPH OMITTED]



                                    CLASS A
                                [GRAPH OMITTED]

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2000

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                --------
COMMON STOCKS - 100.7%++

                             CONSUMER GOODS - 19.9%
   28,000                    General Mills, Inc. ..................  $    922,250
   40,000                    The Gillette Co. .....................     1,410,000
   75,000                    The Home Depot, Inc. .................     4,335,937
  100,000                    Johnson & Johnson ....................     7,175,000
   45,000                    McDonald's Corp. .....................     1,420,313
   73,000                    Merck & Co., Inc. ....................     4,494,062
   21,900                    The Procter & Gamble Co. .............     1,927,200
   75,000                    Wal-Mart Stores, Inc. ................     3,651,563
   35,000                    Walgreen Co. .........................       903,437
                                                                     ------------
                                                                       26,239,762
                                                                     ------------

                             FINANCIAL SERVICES - 19.7%
   20,000                    The Allstate Corp. ...................       390,000
   20,000                    American Express Co. .................     2,683,750
   70,000                    Bank of America Corp. ................     3,224,375
   75,000                    Citigroup, Inc. ......................     3,876,563
   10,000                    Fannie Mae ...........................       530,000
   22,000                    FleetBoston Financial Corp. ..........       599,500
   60,000                    Merrill Lynch & Co., Inc. ............     6,150,000
  120,000                    Morgan Stanley
                             Dean Witter & Co. ....................     8,452,500
                                                                     ------------
                                                                       25,906,688
                                                                     ------------

                             MANUFACTURING - 24.0%
   50,000                    Eastman Kodak Co. ....................     2,865,625
   70,000                    Ford Motor Co. .......................     2,913,750
   75,000                    General Electric Co. .................     9,914,062
  100,000                    General Motors Corp. .................     7,606,250
   70,000                    International Paper Co. ..............     2,576,875
   50,000                    Minnesota Mining &
                             Manufacturing Co. ....................     4,406,250
   59,300                    Xerox Corp. ..........................     1,286,069
                                                                     ------------
                                                                       31,568,881
                                                                     ------------

                             RESOURCES - 11.5%
   25,000                    Alcoa, Inc. ..........................  $  1,712,500
   50,000                    Chevron Corp. ........................     3,734,375
   40,000                    du Pont (E.I.) de Nemours & Co. ......     2,020,000
   50,003                    Exxon Mobil Corp. ....................     3,765,851
   55,000                    Halliburton Co. ......................     2,100,313
   25,000                    Schlumberger Ltd. ....................     1,846,875
      234                    Transocean Sedco Forex, Inc. .........         9,228
                                                                     ------------
                                                                       15,189,142
                                                                     ------------

                             TECHNOLOGY - 25.6%
   25,000                    Cisco Systems, Inc.+ .................     3,304,688
   25,000                    Hewlett-Packard Co. ..................     3,362,500
   50,000                    Intel Corp. ..........................     5,650,000
   56,000                    International Business
                             Machines Corp. .......................     5,712,000
   85,000                    Microsoft Corp.+ .....................     7,596,875
   25,000                    Motorola, Inc. .......................     4,262,500
   50,000                    Oracle Corp.+ ........................     3,712,500
                                                                     ------------
                                                                       33,601,063
                                                                     ------------

                             TOTAL COMMON STOCKS
                             (Cost $142,814,738*) .................   132,505,536
                                                                     ------------

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 29, 2000

Number of
Contract Shares                                                     Expiration      Strike           Value
Subject to Call                                                        Date         Price           (Note 1)
---------------                                                     -----------     ------      --------------
CALL OPTIONS WRITTEN -
 (3.8)%

25,000                       Alcoa, Inc. .........................    3/18/00       $ 80.0       $     (7,813)
20,000                       The Allstate Corp. ..................    3/18/00         20.0            (16,250)
20,000                       American
                             Express Co. .........................    3/18/00        150.0            (18,750)
70,000                       Bank of
                             America Corp. .......................    3/18/00         45.0           (148,750)
 50,000                      Chevron Corp. .......................    3/18/00         80.0            (37,500)
 25,000                      Cisco Systems, Inc. . ...............    3/18/00        130.0           (165,625)
 75,000                      Citigroup, Inc. .....................    3/18/00         55.0            (65,625)
 40,000                      du Pont (E.I) de
                             Nemours & Co. .......................    3/18/00         55.0            (22,500)
 50,000                      Eastman Kodak Co. ...................    4/22/00         65.0            (28,125)
 50,000                      Exxon Mobil Corp. ...................    3/18/00         75.0           (131,250)
 10,000                      Fannie Mae ..........................    3/18/00         55.0            (13,125)
 22,000                      FleetBoston
                             Financial Corp. .....................    4/22/00         30.0            (22,000)
 70,000                      Ford Motor Co. ......................    3/18/00         45.0            (35,000)
 75,000                      General Electric Co. ................    3/18/00        135.0           (262,500)
 28,000                      General Mills, Inc. .................    3/18/00         30.0            (89,250)
 50,000                      General Motors
                             Corp. ...............................    3/18/00         75.0           (187,500)
 50,000                      General Motors
                             Corp. ...............................    3/18/00         80.0            (53,125)
 40,000                      The Gillette Co. ....................    4/22/00         40.0            (25,000)
 55,000                      Halliburton Co. .....................    3/18/00         35.0           (233,750)
 25,000                      Hewlett-Packard Co. .................    3/18/00        135.0           (162,500)
 75,000                      The Home
                             Depot, Inc. .........................    3/18/00         55.0           (271,875)
 50,000                      Intel Corp. .........................    3/18/00        110.0           (325,000)
 56,000                      International Business
                             Machines Corp. ......................    3/18/00        120.0            (17,500)
 70,000                      International
                             Paper Co. ...........................    3/18/00         40.0            (91,875)
 75,000                      Johnson &
                             Johnson .............................    3/18/00         80.0            (23,437)
 25,000                      Johnson &
                             Johnson .............................    4/22/00         80.0            (39,063)
 45,000                      McDonald's Corp. ....................    4/22/00         35.0            (39,375)
 73,000                      Merck & Co., Inc. ...................    3/18/00         65.0            (95,812)
 60,000                      Merrill Lynch &
                             Co., Inc. ...........................    3/18/00       $ 90.0       $   (727,500)
 85,000                      Microsoft Corp. .....................    3/18/00        105.0            (42,500)
 20,000                      Minnesota
                             Mining &
                             Manufacturing Co. ...................    3/18/00         95.0            (15,000)
 30,000                      Minnesota
                             Mining &
                             Manufacturing Co. ...................    4/22/00        100.0            (30,000)
120,000                      Morgan Stanley
                             Dean Witter & Co. ...................    3/18/00         72.5           (217,500)
 25,000                      Motorola, Inc. ......................    3/18/00        170.0           (243,750)
 50,000                      Oracle Corp. ........................    3/18/00         62.5           (637,500)
 21,900                      The Procter &
                             Gamble Co. ..........................    3/18/00         95.0            (19,162)
 25,000                      Schlumberger Ltd. ...................    3/18/00         65.0           (228,125)
 75,000                      Wal-Mart
                             Stores, Inc. ........................    3/18/00         50.0           (140,625)
 35,000                      Walgreen Co. ........................    4/22/00         27.5            (40,469)
 59,300                      Xerox Corp. .........................    4/22/00         22.5            (74,125)
                                                                                                 ------------

                             TOTAL CALL OPTIONS WRITTEN
                             (Premiums received $3,663,310)..................................      (5,046,131)
                                                                                                 ------------
                             CASH AND OTHER ASSETS,
                             LESS LIABILITIES - 3.1%.........................................       4,081,745
                                                                                                 ------------
                             NET ASSETS - 100.0%.............................................    $131,541,150
                                                                                                 ============

+  Non-income producing security.
++ Common stocks are pledged as collateral for written options.
* Aggregate cost for Federal tax purposes is $142,867,564 and net unrealized depreciation consists of:

   Gross unrealized appreciation ..........  $  4,798,191
   Gross unrealized depreciation ..........   (15,160,219)
                                             ------------
     Net unrealized depreciation ..........  $(10,362,028)
                                             ============

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
STATEMENT OF ASSETS AND LIABILITIES                           FEBRUARY 29, 2000

ASSETS:
Investments at market value (Cost $142,814,738) (Note 1) ....        $ 132,505,536
Cash (Note 1) ...............................................            7,199,533
Deposits with brokers for open option contracts (Note 1) ....            3,663,310
Receivables:
   Investment securities sold ...............................              478,619
   Capital stock sold .......................................            1,396,992
   Dividends and interest ...................................              260,750
   Due From Adviser .........................................               47,733
Other assets ................................................               55,115
                                                                     -------------
   Total Assets .............................................          145,607,588
                                                                     -------------

LIABILITIES:
Payables:
   Investment securities purchased ..........................            7,667,408
   Capital stock redeemed ...................................              667,985
   Due to Adviser ...........................................               98,282
   Accrued distribution fees Class C ........................               86,829
   Accrued distribution fees Class A ........................                2,646
   Accrued expenses .........................................              110,220
   Distribution payable Class C .............................              305,455
   Distribution payable Class A .............................               81,482
Option contracts written (Proceeds $3,663,310) (Note 1) .....            5,046,131
                                                                     -------------
   Total Liabilities ........................................           14,066,438
                                                                     -------------
   NET ASSETS ...............................................        $ 131,541,150
                                                                     =============

CLASS C SHARES:
Applicable to 13,184,817 shares; unlimited number of shares
   of beneficial interest authorized with $0.001 par value ..        $ 116,050,952
                                                                     =============
Net asset value, offering and redemption price
   per Class C share ($116,050,952 / 13,184,817 shares) .....        $        8.80
                                                                     =============
CLASS A SHARES:
Applicable to 1,751,494 shares; unlimited number of shares
   of beneficial interest authorized with $0.001 par value ..        $  15,490,198
                                                                     =============
Net asset value and redemption price per Class A share
   ($15,490,198 / 1,751,494 shares) .........................        $        8.84
                                                                     =============
Offering price per Class A share (Net asset value / 0.945) ..        $        9.35
                                                                     =============
NET ASSETS CONSIST OF:
Paid-in capital .............................................        $ 143,048,296
Accumulated undistributed net realized gain on securities
 and written options ........................................              184,877
Net unrealized depreciation on securities and written options          (11,692,023)
                                                                     -------------
   NET ASSETS ...............................................        $ 131,541,150
                                                                     =============

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                 FOR THE PERIOD MAY 3, 1999*
STATEMENT OF OPERATIONS                               THROUGH FEBRUARY 29, 2000

INVESTMENT INCOME:
Dividends .........................................................  $     595,869
Interest (Note 1) .................................................        554,129
                                                                     -------------
   Total Income ...................................................      1,149,998
                                                                     -------------

EXPENSES:
Investment advisory fees (Note 3) .................................        491,388
Distribution expense Class C (Note 3) .............................        468,771
Distribution expense Class A (Note 3) .............................          5,654
Amortization of offering costs (Note 1) ...........................        164,136
Transfer agent fees ...............................................         84,099
Administration fees ...............................................         79,136
Registration fees .................................................         78,100
Custodian fees ....................................................         50,558
Audit fees ........................................................         37,508
Accounting fees ...................................................         34,400
Legal fees ........................................................         30,000
Directors' fees ...................................................         17,153
Insurance fees ....................................................          7,343
Printing fees .....................................................          3,999
Miscellaneous fees ................................................          1,689
                                                                     -------------
   Total Expenses .................................................      1,553,934
   Expenses waived by Adviser (Note 3) ............................        (98,495)
                                                                     -------------
   Net Expenses ...................................................      1,455,439
                                                                     -------------
Net Investment Loss ...............................................       (305,441)
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
   Security transactions ..........................................      7,325,929
   Written options ................................................      6,550,393
Net change in unrealized depreciation on:
   Security transactions ..........................................    (10,309,202)
   Written options ................................................     (1,382,821)
                                                                     -------------
   Net realized and unrealized gain on investments ................      2,184,299
                                                                     -------------
Net increase in nets assets resulting from operations .............  $   1,878,858
                                                                     =============

*  Commencement of investment operations.

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                 FOR THE PERIOD MAY 3, 1999*
STATEMENT OF CHANGES IN NET ASSETS                   THROUGH FEBRUARY 29, 2000

OPERATIONS:
Net investment loss ................................        $    (305,441)
Net realized gain on securities and written options            13,876,322
Net change in unrealized depreciation on securities
 and written options ...............................          (11,692,023)
                                                            -------------
Net increase in net assets resulting from operations            1,878,858
                                                            -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized short-term capital gains:
   Class C .........................................          (12,729,782)
   Class A .........................................             (809,109)
                                                            -------------
Total Distributions to Shareholders ................          (13,538,891)
                                                            -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Class C .........................................          123,435,999
   Class A .........................................           16,529,130
Reinvestment of dividends:
   Class C .........................................           11,283,775
   Class A .........................................              604,558
Cost of shares redeemed:
   Class C .........................................           (8,220,450)
   Class A .........................................             (531,829)
                                                            -------------
Increase in net assets derived from capital share
 transactions (a) ..................................          143,101,183
                                                            -------------

TOTAL INCREASE IN NET ASSETS .......................          131,441,150
                                                            -------------

NET ASSETS:
Beginning of period ................................              100,000
                                                            -------------
End of period ......................................        $ 131,541,150
                                                            =============

(a) Transactions in capital stock were:
   Shares sold:
      Class C ......................................           12,844,559
      Class A ......................................            1,743,184
   Shares issued through reinvestment of dividends:
      Class C ......................................            1,205,716
      Class A ......................................               65,711
   Shares redeemed:
      Class C ......................................             (865,458)
      Class A ......................................              (57,401)
                                                            -------------
Increase in shares outstanding .....................           14,936,311
                                                            =============

*  Commencement of investment operations.

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                       FOR THE PERIODS ENDED
FINANCIAL HIGHLIGHTS                                          FEBRUARY 29, 2000

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                          CLASS C*          CLASS A**
                                                          --------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..............      $   10.00         $    9.43
                                                         ---------         ---------
Income from investment operations:
   Net investment loss ............................          (0.05)(#)         (0.00)(#)
   Net realized and unrealized gain on investments            0.59              0.44
                                                         ---------         ---------
   Total from investment operations ...............           0.54              0.44
                                                         ---------         ---------

Less distributions from:
   Net realized gains .............................          (1.74)            (1.03)
                                                          ---------         ---------

NET ASSET VALUE, END OF PERIOD ....................      $    8.80         $    8.84
                                                         =========         =========

TOTAL RETURN ......................................           5.54%(2)          4.55%(2),(+)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ...............      $ 116,051         $  15,490
Ratio of expenses to average net assets:
   Before expense reimbursement ...................           3.20%(1)          2.45%(1)
   After expense reimbursement ....................           3.00%(1)          2.25%(1)
Ratio of net investment loss to average net assets:
   Before expense reimbursement ...................          (1.82%)(1)        (1.07%)(1)
   After expense reimbursement ....................          (1.62%)(1)        (0.87%)(1)
Portfolio turnover rate ...........................         218.66%(2)        218.66%(2)

*  Class C commenced operations on May 3, 1999.
** Class A commenced operations on October 25, 1999.
1  Annualized.
2  Not Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 29, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust has a fiscal year ending the last day of February each year and currently consists of one investment fund, The Kelmoore Strategy(TM) Covered Option Fund (the "Fund"). The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Fund's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Fund offers two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option expires, or if the Fund enters a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
NOTES TO FINANCIAL STATEMENTS-(Continued)                      FEBRUARY 29, 2000

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options' market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended February 29, 2000 were as follows:

                                                                      CONTRACTS          PREMIUM
                                                                      ---------          -------
Options beginning of period.................................                  -                 -
Options written during period...............................         (10,297,867)     $(20,729,085)
Options exercised during period.............................           2,328,813         5,723,607
Options expired during period...............................           4,225,954         7,411,481
Options closed during period................................           1,817,900         3,930,687
                                                                     -----------      ------------
Outstanding at February 29, 2000............................          (1,925,200)     $ (3,663,310)
                                                                     ===========      ============

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily. Uninvested cash and premiums from options written are swept daily into an interest bearing account at the Bank of New York.

D. OFFERING COSTS. Offering costs are being amortized on a straight line basis over 10 months from commencement of operations.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

G. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. NET ASSET VALUE AND CALCULATION OF EXPENSES. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class shares.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2000

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, totaled $247,054,833 and $108,511,176, respectively, for the period ended February 29, 2000.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. For providing these services, the Fund pays the Adviser an annual fee of 1.00% of average daily net assets. The Adviser has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Fund so that the total operating expenses for the first year of operations will not exceed 2.25% for Class A and 3.00% for Class C. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended February 29, 2000, advisory fees of $491,388 were paid to the Adviser and the Adviser reimbursed the Fund $98,495 which the Adviser may recoup through 2/28/2003. As part of the Fund's organization, the Fund has issued to the Adviser 10,000 shares of beneficial interest at $10.00 per share in a private placement.

The Fund has, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Plan for Class A shares permits the Fund to reimburse the Adviser, as the Fund's distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Class. The Plan for Class C shares permits the Fund to reimburse the Adviser an annual fee not to exceed 0.75% of the average daily net assets of the Class. In addition, the Plan for Class C shares permits the Fund to reimburse the Adviser for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class. For the period ended February 29, 2000, the Fund reimbursed the Distributor $474,425, ($5,654 for Class A and $468,771 for Class C) for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Fund has entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Fund places substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures adopted by the Trustees. The Fund will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of February 29, 2000, the Fund has paid $904,587 in brokerage commissions to the Adviser and affiliated parties.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Fund are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Adviser, PFPC Inc., or any affiliate thereof an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF THE KELMOORE STRATEGIC TRUST,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Kelmoore Strategic Trust (consisting of The Kelmoore Strategy(TM) Covered Option Fund, hereafter referred to as the "Fund") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 3, 1999 (commencement of operations) through February 29, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
San Francisco, CA
April 14, 2000

FOR MORE INFORMATION



ADMINISTRATOR, TRANSFER AGENT AND            COUNSEL
FUND ACCOUNTING AGENT                        Sutherland, Asbill & Brennan LLP
PFPC Inc.                                    1275 Pennsylvania Avenue NW
3200 Horizon Drive                           Washington, DC 20004-2415
King of Prussia, PA 19406
(877) 328-9456

CUSTODIAN                                    INDEPENDENT ACCOUNTANTS
The Bank of New York                         PricewaterhouseCoopers LLP
48 Wall Street                               333 Market Street
New York, NY 10286                           San Francisco, CA 94105

KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456

The Trust's SEC file no. is 811-9165





                        FOR ADDITIONAL INFORMATION ABOUT
                  THE KELMOORE STRATEGY(TM) COVERED OPTION FUND
                                CALL 877-328-9456

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.